PGIM Quant Solutions Large-Cap Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	85 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.84% [1]	13.10%
A
Prospectus [Line Items]
Average Annual Return, Percent		20.35%	13.20%		12.17%
C
Prospectus [Line Items]
Average Annual Return, Percent		22.47%	13.16%		11.79%
I
Prospectus [Line Items]
Average Annual Return, Percent		24.79%	14.33%		12.92%
Z
Prospectus [Line Items]
Average Annual Return, Percent		24.72%	14.26%		12.85%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.31%	10.79%		9.85%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.40%	10.60%		9.71%
R6
Prospectus [Line Items]
Average Annual Return, Percent		24.90%	14.39%	13.81%
Performance Inception Date	Nov. 28, 2017

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date for Class R6 shares.